Revenue from Contracts with Customers - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Net sales	[1]	€ 19,889	€ 18,360	[2],[3]
Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		19,889	18,360	[2],[3]
Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		7,312	6,138	[2]
Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		138	209	[2]
Biopharma Segment [Member] | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		251	274	[2]
Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		1,361	1,348	[2]
Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		214	188	[2]
Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		387	320	[2]
Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		276	227	[2]
Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		542	280	[2]
Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		263	207	[2]
Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		136	113	[2]
Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		110	72	[2]
Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		29	21	[2]
Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		356	200	[2]
Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		609	583	[2]
Europe
Disclosure of geographical areas [line items]
Net sales		4,144	4,072	[3]
Europe | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		4,144	4,072
Europe | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		944	770
Europe | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		40	95
Europe | Biopharma Segment [Member] | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		241	273
Europe | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		223	248
Europe | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		52	30
Europe | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		132	95
Europe | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		83	64
Europe | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		0	0
Europe | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		23	12
Europe | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		55	43
Europe | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		44	24
Europe | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		1	1
Europe | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		85	7
Europe | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		96	97
UNITED STATES
Disclosure of geographical areas [line items]
Net sales		9,535	8,292	[3]
UNITED STATES | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		9,535	8,292
UNITED STATES | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		5,283	4,437
UNITED STATES | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		76	96
UNITED STATES | Biopharma Segment [Member] | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		1	1
UNITED STATES | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		320	311
UNITED STATES | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		54	16
UNITED STATES | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		195	174
UNITED STATES | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		119	100
UNITED STATES | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		456	259
UNITED STATES | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		220	188
UNITED STATES | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		71	60
UNITED STATES | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		47	37
UNITED STATES | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		27	20
UNITED STATES | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		68	116
UNITED STATES | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		319	301
Other Countries
Disclosure of geographical areas [line items]
Net sales		6,210	5,996
Other Countries | Biopharma Segment [Member]
Disclosure of geographical areas [line items]
Net sales		6,210	5,996
Other Countries | Biopharma Segment [Member] | Dupixent
Disclosure of geographical areas [line items]
Net sales		1,085	931
Other Countries | Biopharma Segment [Member] | Aubagio
Disclosure of geographical areas [line items]
Net sales		22	18
Other Countries | Biopharma Segment [Member] | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales		9	0
Other Countries | Biopharma Segment [Member] | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		818	789
Other Countries | Biopharma Segment [Member] | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		108	142
Other Countries | Biopharma Segment [Member] | Nexviazyme
Disclosure of geographical areas [line items]
Net sales		60	51
Other Countries | Biopharma Segment [Member] | Sarclisa
Disclosure of geographical areas [line items]
Net sales		74	63
Other Countries | Biopharma Segment [Member] | Altuviiio
Disclosure of geographical areas [line items]
Net sales		86	21
Other Countries | Biopharma Segment [Member] | Rezurock
Disclosure of geographical areas [line items]
Net sales		20	7
Other Countries | Biopharma Segment [Member] | Cablivi
Disclosure of geographical areas [line items]
Net sales		10	10
Other Countries | Biopharma Segment [Member] | Xenpozyme
Disclosure of geographical areas [line items]
Net sales		19	11
Other Countries | Biopharma Segment [Member] | Tzield
Disclosure of geographical areas [line items]
Net sales		1	0
Other Countries | Biopharma Segment [Member] | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales		203	77
Other Countries | Biopharma Segment [Member] | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales		€ 194	€ 185

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.